Intangible assets (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	$ 70	$ 225
Costs [Member]
Statement [Line Items]
Amortization charge	1,925	$ 788
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 14